Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	March 31, 2016	December 31, 2015	Estimated Useful Lives
Vehicles	$26,835	$26,935	3 - 5 years
Computer equipment and software	23,377	21,702	3 - 5 years
Leasehold improvements	17,615	17,434	2 - 15 years
Office furniture, fixtures and equipment	12,537	11,776	7 years
Buildings	702	702	39 years
Construction in process	4,333	3,837

	85,399	82,386
Accumulated depreciation and amortization	(30,230)	(27,112)

Net property and equipment	$55,169	$55,274

Property and equipment includes approximately $19.8 million of assets under capital lease obligations at March 31, 2016 and $20.4 million at December 31, 2015, net of accumulated amortization of $7.5 million and $7.0 million at March 31, 2016 and December 31, 2015, respectively. Depreciation and amortization expense on all property and equipment was $4.0 million and $3.7 million for the three months ended March 31, 2016 and 2015, respectively. Amortization expense relates to assets under capital leases and is included in depreciation and amortization expense.

NOTE 9—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2015	2014
Vehicles	$26,935	$20,728	3-5 years
Computer equipment and software	21,702	18,069	3-5 years
Leasehold improvements	17,434	13,606	2-15 years
Office furniture, fixtures and equipment	11,776	9,089	7 years
Buildings	702	702	39 years
Wireless Internet Infrastructure	—	3,866	3-5 years
Construction in process	3,837	12,601

	82,386	78,661
Accumulated depreciation and amortization	(27,112)	(15,871)

Net property and equipment	$55,274	$62,790

Property and equipment includes approximately $20.4 million and $20.9 million of assets under capital lease obligations, net of accumulated amortization of $7.0 million and $4.1 million at December 31, 2015 and 2014, respectively. Construction in process includes $0 and $9.8 million of infrastructure associated with the Wireless business as of December 31, 2015 and 2014, respectively. Depreciation and amortization expense on all property and equipment was $16.9 million, $11.3 million and $9.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Amortization expense relates to assets under capital leases as included in depreciation and amortization expense.